Financial Risk Review (Tables)	9 Months Ended
Sep. 30, 2026
Financial Risk Review [Abstract]
Schedule of Information about the Credit Risk Exposure of Lifezone’s Financial Assets	The carrying amount of financial assets represents the maximum credit exposure and, at the reporting date, was:

	September 30, 2026	December 31, 2025
	$	$
Cash and cash equivalents	22,168,720	20,144,250
Deposits	523,213	496,154
Trade receivables	177,561	430,470
Other receivables	88,852	133,647
Total	22,958,346	21,204,521

Schedule of Liquidity Risk
The table below represents the expected timing of payments on trade payables, lease and debt liabilities, excluding provisions and warrant liability. The timing and amounts of payments under the deferred consideration to BHP are based on Lifezone's base-case assumptions in the table below. Any further delays to FID may further delay the timing of the deferred consideration to BHP.

	September 30, 2026	December 31, 2025
	$	$
<= 30 days	5,522,446	3,944,793
30 days - 1 year	49,930,002	10,732,467
1 - 2 years	62,744,825	36,241,669
More than 2 years	26,211,729	79,831,281
Total	144,409,002	130,750,210

Schedule of Financial Instruments
The following table includes assets and liabilities which are denominated in GBP, AUD, and TZS:

	September 30, 2026	December 31, 2025
	GBP	GBP
Cash in banks	239,085	168,532
Trade and other payables	283,858	467,774

	AUD	AUD
Cash in banks	638,117	558,091
Trade and other receivables	377,193	824,669
Trade and other payables	169,831	1,486,944

	TZS	TZS
Cash in banks	1,206,082,731	853,939,035

Schedule of Demonstrates the Estimated Sensitivity
The following table demonstrates the estimated sensitivity to a 10% increase (decrease) in USD against the relevant foreign currencies as a result of translating Lifezone's foreign currency denominated monetary assets and liabilities.

	September 30, 2026	December 31, 2025
Effect on profit or loss	$	$
Change in GBP Rate
10%	5,939	28,843
-10%	(5,939)	(28,843)

Change in AUD Rate
10%	(58,725)	(6,440)
-10%	58,725	6,440

Change in TZS Rate
10%	(45,685)	(34,784)
-10%	45,685	34,784